UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2015

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 63.4%	SHARES	VALUE
Air Freight & Logistics - 3.4%
FedEx Corp.	112,425	$19,157,220
United Parcel Service, Inc., Class B	51,518	4,992,609
		24,149,829

Automobiles - 2.0%
Toyota Motor Corp. (ADR)	105,869	14,159,979

Banks - 3.3%
Wells Fargo & Co.	418,926	23,560,398

Biotechnology - 1.7%
Amgen, Inc.	80,482	12,355,597

Communications Equipment - 2.0%
Cisco Systems, Inc.	513,249	14,093,818

Consumer Finance - 2.5%
Capital One Financial Corp. (s)	205,046	18,037,897

Diversified Financial Services - 0.6%
Moody's Corp.	39,960	4,314,082

Diversified Telecommunication Services - 0.4%
BT Group plc (ADR)	38,166	2,705,588

Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	181,799	8,777,256

Food & Staples Retailing - 1.6%
CVS Health Corp.	111,402	11,683,842

Health Care Equipment & Supplies - 5.5%
Becton Dickinson and Co.	48,016	6,801,466
Medtronic plc	252,278	18,693,800
St. Jude Medical, Inc.	181,692	13,276,234
		38,771,500

Health Care Providers & Services - 2.4%
McKesson Corp.	76,572	17,214,151

Household Products - 1.6%
Kimberly-Clark Corp.	109,974	11,653,945

Industrial Conglomerates - 1.8%
Danaher Corp.	145,583	12,460,449

Insurance - 4.2%
Allianz SE (ADR)	158,395	2,482,050
American Financial Group, Inc.	278,209	18,094,713
Prudential Financial, Inc.	13,388	1,171,718
The Travelers Co.'s, Inc.	81,385	7,866,674
		29,615,155

IT Services - 4.7%
DST Systems, Inc.	124,960	15,742,461
Western Union Co.	864,763	17,580,632
		33,323,093

Machinery - 4.1%
Cummins, Inc.	80,685	10,585,065
Deere & Co.	120,918	11,735,092
Dover Corp.	98,048	6,881,009
		29,201,166

Media - 8.7%
DIRECTV*	205,076	19,029,002
Omnicom Group, Inc.	166,152	11,545,902
Time Warner Cable, Inc.	76,396	13,611,475
Time Warner, Inc.	137,040	11,978,666
Viacom, Inc., Class B	81,650	5,277,856
		61,442,901

Oil, Gas & Consumable Fuels - 0.8%
Denbury Resources, Inc.	891,363	5,669,069

Personal Products - 2.1%
Unilever NV, NY Shares	347,506	14,539,651

Pharmaceuticals - 3.6%
Johnson & Johnson	187,914	18,314,098
Roche Holding AG (ADR)	215,294	7,550,360
		25,864,458

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	244,813	30,705,671

Venture Capital - 0.9%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	67,429
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	462,596
Community Bank of the Bay*	4,000	18,400
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—
Series C, Preferred (b)(i)*	601,710	164,911
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,560,476	385,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	100,000
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	127,416
MACH Energy:
Common (b)(i)*	20,536	2,263
Series A, Preferred (b)(i)*	27,977	14,302
Series B, Preferred (b)(i)*	26,575	17,546
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	150,222	4,574,970
Wild Planet Entertainment, Contingent Deferred Distribution (b)(i)*	1	21,841
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		6,125,331

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc.*	15,747	255,889

Total Equity Securities (Cost $397,873,891)		450,680,715

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	65,989
Commons Capital (b)(i)*	327,358	151,236
First Analysis Private Equity Fund IV (b)(i)*	143,899	704,941
GEEMF Partners (a)(b)(i)*	—	64,783

Global Environment Emerging Markets Fund (b)(i)*	—	227,318
Infrastructure and Environmental Private Equity Fund III (b)(i)*	45,123	155,208
Labrador Ventures III (b)(i)*	305,585	13,283
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	7,494	76,876

Total Venture Capital Limited Partnership Interest (Cost $1,113,048)		1,459,634

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	$1,000,000	1,051,837

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,051,837

ASSET-BACKED SECURITIES - 6.9%
ALM XII Ltd., 2.626%, 4/16/27 (e)(r)	1,000,000	1,000,500
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	535,190	537,372
2.39%, 11/12/19 (e)	400,000	400,964
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	1,000,000	982,508
3.786%, 10/17/36 (e)	1,285,831	1,323,272
Apidos CLO XXI:
2.977%, 7/18/27 (e)(r)	800,000	798,000
3.827%, 7/18/27 (e)(r)	300,000	292,920
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	1,050,000	1,061,749
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	183,333	183,638
3.35%, 3/27/28 (e)	1,317,500	1,318,405
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	88,241	88,350
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(r)	1,000,000	992,800
Capital Automotive REIT, 3.66%, 10/15/44 (e)	1,000,000	996,420
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	762,014
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	1,567,258	1,591,506
CLI Funding V LLC, 3.29%, 6/18/29 (e)	716,212	718,191
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	850,000	847,830
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	247,586	246,128
3.668%, 4/19/44 (e)	600,000	603,718
4.406%, 4/19/44 (e)	700,000	709,584
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	1,100,000	1,090,134
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	132,631	132,846
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	400,000	401,406
FRS I LLC, 3.08%, 4/15/43 (e)	778,055	780,170
GLC Trust, 3.00%, 7/15/21 (e)	490,636	490,292
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	1,558,833	1,553,764

Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	98,664
3.335%, 6/17/32 (e)(r)	1,800,000	1,752,282
2.933%, 8/17/32 (e)(r)	400,000	399,437
Magnetite VI Ltd.:
2.884%, 9/15/23 (e)(r)	700,000	696,500
3.884%, 9/15/23 (e)(r)	400,000	396,960
MVW Owner Trust, 2.15%, 4/22/30 (e)	256,968	257,699
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	400,000	397,195
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	1,990,000	2,001,144
2.57%, 7/18/25 (e)	700,000	700,532
RenewFund Receivables Trust 2015-1, 3.51%, 4/15/25 (e)	800,000	797,600
RMAT LLC, 2015-NPL1, 3.75%, 5/25/55 (e)(r)	582,739	578,369
SBA Tower Trust, 3.869%, 10/15/49 (e)	1,000,000	1,006,885
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	1,389,237	1,376,679
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	233,699	235,017
2.40%, 6/20/31 (e)	898,290	896,105
2.80%, 10/20/31 (e)	357,574	359,366
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	907,076	910,716
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	884,168	927,996
Series II LLC, 4.59%, 4/20/44 (e)	566,520	589,911
Series III LLC, 4.02%, 7/20/44 (e)	879,735	888,452
Series III LLC, 5.44%, 7/20/44 (e)	1,955,439	1,991,419
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	600,000	606,344
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	1,094,042	1,095,902
Sunrun Callisto Issuer LLC, 2015-1, 5.38%, 7/20/45 (e)	600,000	599,668
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	440,006	435,442
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	414,000	411,932
3.55%, 11/20/38 (e)	505,000	507,964
4.625%, 11/20/38 (e)	1,935,833	1,940,479
3.51%, 2/22/39 (e)	910,000	914,375
3.33%, 5/20/39 (e)	651,300	655,611
3.97%, 5/20/39 (e)	178,333	175,635
Tricon American Homes 2015-SFR1 Trust, 3.685%, 5/17/32 (e)(r)	200,000	200,070
United Auto Credit Securitization Trust, 2.22%, 12/15/17 (e)	7,341	7,346
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	576,864	576,981
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	568,761	569,112
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	960,916	960,204
Wendys Funding LLC 2015-1:
3.371%, 6/15/45 (e)	1,300,000	1,298,046
4.08%, 6/15/45 (e)	900,000	894,091

Total Asset-Backed Securities (Cost $48,967,527)		49,012,611

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
Fannie Mae Connecticut Avenue Securities:
4.185%, 5/25/25 (r)	1,150,000	1,123,721
CAS 2014-C02 1M2, 2.787%, 5/25/24 (r)	1,200,000	1,079,204
CAS 2014-C03 1M2, 3.187%, 7/25/24 (r)	300,000	278,510
CAS 2014-C03 2M2, 3.087%, 7/25/24 (r)	700,000	647,776
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.637%, 11/25/23 (r)	675,656	676,537
LSTAR Securities Investment Trust 2015-6, 2.184%, 5/1/20 (e)(r)	492,784	484,012
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	179,782	180,138
VML LLC, 2014-NPL1 A1, 3.875%, 4/27/54 (e)(r)	515,533	516,345

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,162,283)		4,986,243

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
CDGJ Commercial Mortgage Trust, 2.036%, 12/15/27 (e)(r)	800,000	798,142
Citigroup Commercial Mortgage Trust, 3.586%, 9/15/17 (e)(r)	600,000	588,986
COMM Mortgage Trust, 2.184%, 6/8/30 (e)(r)	950,000	949,485
COMM SAVA Mortgage Trust, 3.286%, 6/15/34 (e)(r)	500,000	500,478
Commercial Mortgage Pass Through Certificates, 2.538%, 6/11/27 (e)(r)	800,000	797,994
EQTY INNS Mortgage Trust, 3.635%, 5/8/31 (e)(r)	1,100,000	1,098,282
Extended Stay America Trust:
3.604%, 12/5/31 (e)	820,000	825,693
3.902%, 12/5/31 (e)	300,000	302,874
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	400,000	385,312
Hilton USA Trust:
2.934%, 11/5/30 (e)(r)	339,985	339,985
3.714%, 11/5/30 (e)	400,000	402,628
5.609%, 11/5/30 (e)(r)	700,000	709,463
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	550,000	567,130
3.931%, 6/10/27 (e)(r)	400,000	402,792
3.786%, 6/15/29 (e)(r)	900,000	896,550
Morgan Stanley Capital I Trust:
2014-CPT F, 3.56%, 7/13/29 (e)(r)	410,000	387,216
2014-CPT G, 3.56%, 7/13/29 (e)(r)	280,000	263,039
Motel 6 Trust, 5.279%, 2/5/30 (e)	950,000	941,439
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	600,000
3.081%, 9/25/25 (e)	111,368	111,090
PFP III Ltd., 1.356%, 6/14/31 (e)(r)	224,085	223,823
VFC LLC, 2.75%, 7/20/30 (e)	296,569	296,563
WFLD Mortgage Trust, 3.88%, 8/10/31 (e)(r)	850,000	851,360

WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	330,000	279,493

Total Commercial Mortgage-Backed Securities (Cost $13,515,793)		13,519,817

CORPORATE BONDS - 18.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	1,200,000	1,192,500
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	579,919
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc.:
3.25%, 2/13/18	300,000	298,125
4.125%, 3/30/20	500,000	499,060
Amazon.com, Inc., 3.80%, 12/5/24	600,000	602,245
America Movil SAB de CV, 1.288%, 9/12/16 (r)	500,000	501,076
American Tower Corp.:
3.45%, 9/15/21	600,000	597,107
4.00%, 6/1/25	300,000	293,219
Amgen, Inc.:
3.625%, 5/22/24	75,000	74,399
5.15%, 11/15/41	800,000	821,559
4.40%, 5/1/45	200,000	184,298
Apple, Inc.:
2.50%, 2/9/25	200,000	187,540
3.20%, 5/13/25	300,000	298,449
3.45%, 2/9/45	780,000	661,069
AT&T, Inc.:
3.875%, 8/15/21	1,025,000	1,057,243
3.40%, 5/15/25	200,000	190,742
4.50%, 5/15/35	400,000	367,715
4.35%, 6/15/45	725,000	618,944
4.75%, 5/15/46	200,000	181,995
Autodesk, Inc., 1.95%, 12/15/17	600,000	602,574
Bank of America Corp.:
1.95%, 5/12/18	1,600,000	1,599,723
2.60%, 1/15/19	550,000	555,990
1.144%, 4/1/19 (r)	300,000	300,550
2.65%, 4/1/19	300,000	303,554
2.25%, 4/21/20	300,000	294,540
4.125%, 1/22/24	1,300,000	1,332,330
4.00%, 4/1/24	300,000	305,272
4.20%, 8/26/24	500,000	498,796
3.95%, 4/21/25	1,000,000	963,190
4.25%, 10/22/26	435,000	426,127
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,270,997
0.586%, 6/15/17 (r)	1,500,000	1,488,684

BB&T Corp., 2.45%, 1/15/20	1,530,000	1,533,427
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	247,839
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	700,000	694,928
Canadian National Railway Co., 1.45%, 12/15/16	150,000	150,838
Capital One Bank:
2.25%, 2/13/19	400,000	397,709
3.375%, 2/15/23	1,200,000	1,165,657
CBS Corp., 3.50%, 1/15/25	600,000	574,062
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	606,934
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	284,942
CIT Group, Inc.:
5.00%, 5/15/17	700,000	721,840
5.25%, 3/15/18	1,975,000	2,041,656
Citigroup, Inc.:
2.50%, 9/26/18	1,600,000	1,618,019
3.75%, 6/16/24	250,000	251,481
3.875%, 3/26/25	1,000,000	957,905
3.30%, 4/27/25	200,000	192,322
4.40%, 6/10/25	400,000	398,509
5.90% to 2/15/23, floating rate thereafter to 12/29/49 (r)	240,000	236,400
Comcast Corp.:
3.375%, 8/15/25	900,000	888,126
4.60%, 8/15/45	300,000	297,425
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	328,337
Credit Acceptance Corp., 7.375%, 3/15/23 (e)	600,000	619,500
Crown Castle Towers LLC:
4.883%, 8/15/40 (e)	1,300,000	1,410,959
3.222%, 5/15/42 (e)	250,000	246,025
3.663%, 5/15/45 (e)	450,000	440,370
Cummins, Inc., 4.875%, 10/1/43	550,000	584,864
CVS Pass-Through Trust, 6.036%, 12/10/28	982,646	1,118,322
DDR Corp.:
4.75%, 4/15/18	500,000	533,485
3.625%, 2/1/25	600,000	576,166
Digital Realty Trust LP, 3.95%, 7/1/22	1,000,000	997,926
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.95%, 1/15/25	500,000	490,207
6.375%, 3/1/41	600,000	645,417
Discover Financial Services:
3.85%, 11/21/22	750,000	744,672
3.95%, 11/6/24	300,000	291,501
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	983,243
4.875%, 4/1/43	900,000	816,402
Doric Nimrod Air Alpha Pass Through Trust, 6.125%, 11/30/21 (e)	311,600	327,024

Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	336,246	355,591
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	204,785
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	610,156
Eaton Corp.:
1.50%, 11/2/17	500,000	499,658
2.75%, 11/2/22	600,000	583,577
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	190,059
4.85%, 3/15/44	300,000	282,144
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,343,750
EOG Resources, Inc., 3.15%, 4/1/25	500,000	487,806
ERP Operating LP, 4.625%, 12/15/21	300,000	327,263
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	602,440
Express Scripts Holding Co.:
4.75%, 11/15/21	300,000	325,532
3.50%, 6/15/24	600,000	586,832
FedEx Corp., 3.20%, 2/1/25	600,000	584,433
Fifth Third Bancorp, 2.30%, 3/1/19	500,000	500,480
Fiserv, Inc.:
2.70%, 6/1/20	300,000	299,424
3.85%, 6/1/25	600,000	600,883
Ford Motor Co., 4.75%, 1/15/43	250,000	242,400
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	700,000	716,361
4.25%, 2/3/17	200,000	207,876
2.145%, 1/9/18	250,000	251,029
1.209%, 11/4/19 (r)	600,000	597,951
2.597%, 11/4/19	300,000	297,811
3.219%, 1/9/22	700,000	692,150
Frontier Communications Corp., 6.875%, 1/15/25	350,000	292,688
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,523,121
Genworth Holdings, Inc., 4.80%, 2/15/24	755,000	658,738
Gilead Sciences, Inc., 3.70%, 4/1/24	500,000	510,918
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	588,083
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	711,339
6.15%, 4/1/18	875,000	972,895
2.60%, 4/23/20	1,000,000	994,989
3.50%, 1/23/25	2,000,000	1,939,588
3.75%, 5/22/25	600,000	592,105
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	498,335
4.875%, 6/27/44 (e)	500,000	464,090
Hanesbrands, Inc., 6.375%, 12/15/20	800,000	836,000
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	1,100,000	1,124,654

Health Care REIT, Inc., 3.75%, 3/15/23	600,000	593,986
Home Depot, Inc.:
2.70%, 4/1/23	600,000	587,377
4.20%, 4/1/43	600,000	576,812
Host Hotels & Resorts LP:
3.75%, 10/15/23	600,000	588,604
4.00%, 6/15/25	600,000	595,542
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	772,457
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	279,804
Ingredion, Inc., 1.80%, 9/25/17	600,000	599,698
Intel Corp., 4.80%, 10/1/41	400,000	401,256
International Finance Corp., 0.625%, 11/15/16	125,000	124,942
Jabil Circuit, Inc., 7.75%, 7/15/16	1,000,000	1,047,500
JPMorgan Chase & Co.:
2.35%, 1/28/19	1,100,000	1,104,238
2.75%, 6/23/20	900,000	900,959
3.625%, 5/13/24	1,700,000	1,687,668
3.875%, 9/10/24	900,000	885,515
3.125%, 1/23/25	1,300,000	1,241,183
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	457,326
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	300,000	286,923
4.70%, 2/1/45	300,000	274,787
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	240,000	240,600
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,600,000	1,645,448
Life Technologies Corp., 6.00%, 3/1/20	500,000	562,430
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	257,748
Masco Corp.:
4.45%, 4/1/25	200,000	200,500
6.50%, 8/15/32	350,000	369,250
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	298,820
Medtronic, Inc., 4.625%, 3/15/45 (e)	300,000	303,705
Merck & Co., Inc.:
2.75%, 2/10/25	500,000	479,468
3.70%, 2/10/45	250,000	223,342
Methanex Corp.:
3.25%, 12/15/19	600,000	603,660
5.65%, 12/1/44	1,190,000	1,144,868
Microsoft Corp., 2.70%, 2/12/25	600,000	578,184
Morgan Stanley:
2.20%, 12/7/18	600,000	603,430
2.375%, 7/23/19	1,000,000	993,433
5.50%, 1/26/20	1,200,000	1,339,194
1.417%, 1/27/20 (r)	600,000	608,257
2.80%, 6/16/20	1,000,000	1,001,063
5.00%, 11/24/25	1,300,000	1,360,917

3.95%, 4/23/27	300,000	282,866
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	500,000	496,430
NBCUniversal Media LLC:
4.375%, 4/1/21	500,000	541,538
4.45%, 1/15/43	500,000	480,548
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,037
NIKE, Inc., 3.625%, 5/1/43	600,000	547,042
Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	500,000	512,830
2.35%, 3/4/19 (e)	650,000	655,195
North American Development Bank:
2.30%, 10/10/18	900,000	915,939
2.40%, 10/26/22	600,000	582,208
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	1,000,000	969,343
Pentair Finance SA:
1.35%, 12/1/15	600,000	600,805
1.875%, 9/15/17	1,200,000	1,204,500
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	299,242
2.75%, 3/1/23	300,000	295,274
Perrigo Co. plc, 5.30%, 11/15/43	300,000	310,060
Perrigo Finance plc, 3.50%, 12/15/21	600,000	601,164
Pioneer Natural Resources Co., 5.875%, 7/15/16	745,000	778,576
PNC Bank NA, 2.70%, 11/1/22	1,000,000	962,412
ProLogis LP, 6.875%, 3/15/20	253,000	292,258
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	400,000	425,560
Prudential Financial, Inc.:
3.50%, 5/15/24	500,000	494,296
4.60%, 5/15/44	300,000	290,054
Regency Centers LP, 3.75%, 6/15/24	500,000	499,756
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	491,874
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	600,000	624,750
Rogers Communications, Inc.:
3.00%, 3/15/23	600,000	576,314
5.00%, 3/15/44	600,000	593,336
SBA Communications Corp., 4.875%, 7/15/22	200,000	194,750
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,109,165
Southwest Airlines Co., 2.75%, 11/6/19	500,000	507,300
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	1,418,000	1,435,725
Sprint Capital Corp., 6.90%, 5/1/19	325,000	331,500
Sprint Corp.:
7.25%, 9/15/21	100,000	97,500
7.625%, 2/15/25	200,000	188,500
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	590,191
State Street Corp., 3.10%, 5/15/23	300,000	293,903
SunTrust Bank, 0.572%, 8/24/15 (r)	500,000	499,922

SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	503,170
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	610,315
3.192%, 4/27/18	600,000	616,344
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	870,000	883,050
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	591,541
The TJX Co.'s, Inc.:
2.75%, 6/15/21	600,000	607,166
2.50%, 5/15/23	600,000	574,586
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	317,077
Thomson Reuters Corp.:
3.85%, 9/29/24	300,000	298,113
5.65%, 11/23/43	300,000	318,205
Time Warner Cable, Inc., 4.00%, 9/1/21	400,000	410,654
Time Warner, Inc.:
4.05%, 12/15/23	400,000	410,167
5.375%, 10/15/41	500,000	512,896
4.90%, 6/15/42	500,000	492,016
Tyco Electronics Group SA:
2.35%, 8/1/19	300,000	299,227
3.45%, 8/1/24	300,000	300,077
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	482,490
US Bancorp, 2.95%, 7/15/22	500,000	492,144
Verizon Communications, Inc.:
3.50%, 11/1/24	1,200,000	1,167,191
4.862%, 8/21/46	2,800,000	2,620,565
Viacom, Inc.:
3.875%, 4/1/24	1,375,000	1,346,328
5.25%, 4/1/44	500,000	468,772
Virgin Australia Trust:
6.00%, 4/23/22 (e)	777,699	805,852
5.00%, 4/23/25 (e)	82,260	85,756
Vornado Realty LP, 2.50%, 6/30/19	700,000	699,033
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	600,000	600,802
3.80%, 11/18/24	500,000	489,689
Wells Fargo & Co.:
1.15%, 6/2/17	1,000,000	997,469
4.10%, 6/3/26	600,000	602,529
3.90%, 5/1/45	550,000	494,974
Whirlpool Corp.:
3.70%, 3/1/23	500,000	502,920
3.70%, 5/1/25	500,000	496,665
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	543,753
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	583,380

Total Corporate Bonds (Cost $135,689,163)		134,482,377

FLOATING RATE LOANS(d)- 0.4%
Albertson's Holdings LLC:
5.00%, 8/25/19 (r)	493,750	495,053
5.50%, 8/25/21 (r)	498,750	500,903
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	463,449	463,157
Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	596,891	595,250
Michaels Stores, Inc., 4.00%, 1/28/20 (r)	596,992	597,656

Total Floating Rate Loans (Cost $2,630,454)		2,652,019

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	900,000	901,431

Total U.S. Government Agencies and Instrumentalities (Cost $900,000)		901,431

MUNICIPAL OBLIGATIONS - 0.7%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	460,992
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	944,536
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,423,907
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,199,850
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	567,745

Total Municipal Obligations (Cost $4,705,580)		4,597,030

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	4,266,666	4,257,080

Total High Social Impact Investments (Cost $4,266,666)		4,257,080

U.S. TREASURY OBLIGATIONS - 2.2%
United States Treasury Bonds, 2.50%, 2/15/45	9,250,000	8,140,740
United States Treasury Notes:
0.625%, 6/30/17	3,000,000	2,998,827
1.625%, 6/30/20	3,585,000	3,584,720
2.125%, 6/30/22	1,035,000	1,039,367

Total U.S. Treasury Obligations (Cost $15,800,153)		15,763,654

SOVEREIGN GOVERNMENT BONDS - 0.0%
Export Development Canada, 0.875%, 1/30/17	175,000	175,516
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	100,134

Total Sovereign Government Bonds (Cost $274,847)		275,650

TIME DEPOSIT - 4.5%
State Street Bank Time Deposit, 0.088%, 7/1/15	31,771,418	31,771,418

Total Time Deposit (Cost $31,771,418)		31,771,418

COMMERCIAL PAPER - 0.4%
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	2,500,000	2,497,869

Total Commercial Paper (Cost $2,497,869)		2,497,869

TOTAL INVESTMENTS (Cost $666,168,692) - 101.1%		717,909,385
Other assets and liabilities, net - (1.1%)		(7,596,179)
NET ASSETS - 100%		$710,313,206

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	106	9/15	$16,330,625	($169,326)

Sold:
2 Year U.S. Treasury Notes	11	9/15	$2,408,313	($4,237)
5 Year U.S. Treasury Notes	74	9/15	8,825,078	(8,515)
10 Year U.S. Treasury Notes	14	9/15	1,766,406	7,828
Total Sold				($4,924)

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 1.8% of the net assets of the Portfolio.

(p) Security is in default and is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	327,358
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	143,899
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	45,123
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13 - 6/19/14	385,329
Labrador Ventures III LP	8/11/98 - 4/2/01	305,585
LearnZillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	201,755
Solstice Capital LP	6/26/01 - 6/17/08	7,494
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	316,724
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 24.5%	PRINCIPAL AMOUNT	VALUE
ALM XII Ltd., 2.626%, 4/16/27 (e)(r)	$3,500,000	$3,501,750
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	1,929,632	1,937,497
2.39%, 11/12/19 (e)	1,450,000	1,453,493
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	3,500,000	3,438,778
3.786%, 10/17/36 (e)	4,352,042	4,478,765
Apidos CLO XXI:
2.977%, 7/18/27 (e)(r)	2,800,000	2,793,000
3.827%, 7/18/27 (e)(r)	1,300,000	1,269,320
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	3,700,000	3,741,403
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	3,875,000	3,877,662
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(r)	5,000,000	4,964,000
Capital Automotive REIT, 3.66%, 10/15/44 (e)	3,350,000	3,338,007
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	5,217,750	5,298,479
CLI Funding V LLC, 3.29%, 6/18/29 (e)	2,506,741	2,513,667
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	3,000,000	2,992,341
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	907,814	902,470
3.668%, 4/19/44 (e)	1,900,000	1,911,772
4.406%, 4/19/44 (e)	2,200,000	2,230,120
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	3,983,000	3,947,277
FRS I LLC:
3.08%, 4/15/43 (e)	3,574,190	3,583,908
3.96%, 4/15/43 (e)	3,987,186	4,003,760
GCAT LLC, 2015-1, 3.625%, 5/26/20 (e)(r)	3,866,536	3,847,203
GLC II Trust, 4.00%, 12/18/20 (e)	3,900,319	3,920,211
GLC Trust, 3.00%, 7/15/21 (e)	1,655,895	1,654,736
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	2,780,833	2,771,790
GMAT Trust, 5.00%, 2/25/44 (e)(r)	2,800,000	2,793,742
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	300,000	295,992
2.90%, 12/17/30 (e)(r)	2,400,000	2,368,858
3.335%, 6/17/32 (e)(r)	5,450,000	5,305,521
3.885%, 6/17/32 (e)(r)	3,650,000	3,637,984
2.933%, 8/17/32 (e)(r)	1,400,000	1,398,030
Madison Park Funding XVII Ltd., 3.179%, 7/21/27 (e)(r)	2,000,000	1,994,800
Magnetite VI Ltd.:

2.884%, 9/15/23 (e)(r)	2,000,000	1,990,000
3.884%, 9/15/23 (e)(r)	2,400,000	2,381,760
MVW Owner Trust, 2.15%, 4/22/30 (e)	907,590	910,171
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	654,774	654,837
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	1,200,000	1,191,584
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	6,800,000	6,838,080
2.57%, 7/18/25 (e)	2,400,000	2,401,824
Oxford Finance Funding Trust, 3.475%, 12/15/22 (e)	2,400,000	2,402,880
RenewFund Receivables Trust 2015-1, 3.51%, 4/15/25 (e)	3,000,000	2,991,000
RMAT LLC, 2015-NPL1, 3.75%, 5/25/55 (e)(r)	1,942,464	1,927,895
SBA Tower Trust, 3.869%, 10/15/49 (e)	3,300,000	3,322,721
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	5,556,949	5,506,714
Sierra Timeshare Receivables Funding LLC:
2.66%, 8/20/29 (e)	1,055,748	1,060,816
2.70%, 10/20/30 (e)	807,325	811,878
2.40%, 6/20/31 (e)	2,814,643	2,807,795
2.80%, 10/20/31 (e)	4,848,705	4,873,007
Skopos Auto Receivables Trust 2015-1, 3.10%, 12/15/23 (e)	820,180	820,180
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,000,000	1,959,686
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	3,133,534	3,146,109
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	3,536,670	3,711,983
Series III LLC, 4.02%, 7/20/44 (e)	3,127,947	3,158,942
Series III LLC, 5.44%, 7/20/44 (e)	6,355,177	6,472,112
Spirit Master Funding LLC, 4.629%, 1/20/45 (e)	5,000,000	4,940,500
SpringCastle America Funding LLC, 5.59%, 10/25/33 (e)	900,000	910,080
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	2,100,000	2,122,205
Stewart Park Clo Ltd. 2015-1, 3.174%, 4/15/26 (e)(r)	3,000,000	2,992,500
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	3,878,875	3,885,469
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	2,508,032	2,482,019
SWAY Residential Trust, 1.486%, 1/17/32 (e)(r)	4,956,497	4,956,497
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	1,767,500	1,777,875
3.51%, 2/22/39 (e)	3,293,333	3,309,168
3.33%, 5/20/39 (e)	2,326,070	2,341,466
3.97%, 5/20/39 (e)	624,167	614,721
3.27%, 11/21/39 (e)	2,260,000	2,278,591
4.15%, 11/21/39 (e)	941,667	946,942
Tricon American Homes 2015-SFR1 Trust, 3.685%, 5/17/32 (e)(r)	600,000	600,210
Trinity Rail Leasing LP, 3.525%, 1/15/43 (e)	4,000,000	3,953,200
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	2,403,602	2,404,088
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	1,801,077	1,802,189
VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	4,900,670	4,897,038
Wendys Funding LLC 2015-1:
3.371%, 6/15/45 (e)	4,700,000	4,692,936

4.08%, 6/15/45 (e)	3,400,000	3,377,679

Total Asset-Backed Securities (Cost $208,454,392)		208,793,683

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.2%
CAM Mortgage Trust, 4.45%, 5/15/48 (e)(r)	827,204	828,372
Fannie Mae Connecticut Avenue Securities:
4.185%, 5/25/25 (r)	5,000,000	4,885,745
CAS 2014-C02 1M2, 2.787%, 5/25/24 (r)	4,200,000	3,777,216
CAS 2014-C03 1M2, 3.187%, 7/25/24 (r)	1,200,000	1,114,038
CAS 2014-C03 2M2, 3.087%, 7/25/24 (r)	2,600,000	2,406,024
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.637%, 11/25/23 (r)	1,418,878	1,420,728
JP Morgan Mortgage Trust, 2.608%, 9/25/35 (r)	281,851	280,502
LSTAR Securities Investment Trust 2015-6, 2.184%, 5/1/20 (e)(r)	1,971,136	1,936,050
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	683,172	684,523
VML LLC, 2014-NPL1 A1, 3.875%, 4/27/54 (e)(r)	1,632,521	1,635,092

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $19,627,740)		18,968,290

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%
BBCMS Trust 2015-RRI, 3.086%, 5/15/32 (e)(r)	1,100,000	1,098,271
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	2,000,000	1,994,292
CDGJ Commercial Mortgage Trust, 2.036%, 12/15/27 (e)(r)	2,800,000	2,793,496
Citigroup Commercial Mortgage Trust, 3.586%, 9/15/17 (e)(r)	2,900,000	2,846,765
COMM Mortgage Trust, 2.184%, 6/8/30 (e)(r)	3,500,000	3,498,103
Commercial Mortgage Pass Through Certificates, 2.538%, 6/11/27 (e)(r)	2,700,000	2,693,228
EQTY INNS Mortgage Trust, 3.635%, 5/8/31 (e)(r)	3,600,000	3,594,377
Extended Stay America Trust:
3.604%, 12/5/31 (e)	5,000,000	5,034,715
5.521%, 12/5/31 (e)(r)	2,800,000	2,855,577
GRACE Mortgage Trust, 3.71%, 6/10/28 (e)(r)	400,000	380,572
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	1,400,000	1,348,593
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,200,000	1,207,883
5.609%, 11/5/30 (e)(r)	3,700,000	3,750,020
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	1,750,000	1,804,507
3.931%, 6/10/27 (e)(r)	1,200,000	1,208,375
3.786%, 6/15/29 (e)(r)	3,000,000	2,988,501
Morgan Stanley Capital I Trust, 3.56%, 7/13/29 (e)(r)	960,000	901,849
Motel 6 Trust:
5.279%, 2/5/30 (e)	4,300,000	4,261,248
3.644%, 2/5/30 (e)	3,000,000	2,998,245
ORES NPL LLC:

6.00%, 3/27/24 (e)	2,000,000	2,000,000
3.081%, 9/25/25 (e)	445,474	444,360
PFP III Ltd., 1.356%, 6/14/31 (e)(r)	784,296	783,381
VFC LLC, 2.75%, 7/20/30 (e)	1,037,992	1,037,969
WFLD Mortgage Trust, 3.88%, 8/10/31 (e)(r)	2,700,000	2,704,320
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	980,000	830,008

Total Commercial Mortgage-Backed Securities (Cost $55,227,667)		55,058,655

CORPORATE BONDS - 52.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
2.75%, 5/15/17 (e)	4,700,000	4,670,625
4.25%, 7/1/20	1,000,000	1,000,625
4.625%, 7/1/22	500,000	501,250
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,933,062
Air Lease Corp., 4.50%, 1/15/16	3,882,000	3,937,804
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	481,681	—
Ally Financial, Inc.:
3.25%, 2/13/18	3,550,000	3,527,812
3.60%, 5/21/18	1,900,000	1,902,375
4.125%, 3/30/20	1,250,000	1,247,650
Amazon.com, Inc., 3.80%, 12/5/24	2,000,000	2,007,482
America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	928,660
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,624,725
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,637,224
4.70%, 3/15/22	1,500,000	1,564,032
4.00%, 6/1/25	1,350,000	1,319,486
Amgen, Inc.:
3.625%, 5/22/24	350,000	347,195
3.125%, 5/1/25	1,000,000	946,141
5.15%, 11/15/41	900,000	924,254
4.40%, 5/1/45	500,000	460,744
Apple, Inc.:
2.50%, 2/9/25	700,000	656,390
3.20%, 5/13/25	1,500,000	1,492,244
3.45%, 2/9/45	2,350,000	1,991,681
AT&T, Inc.:
3.875%, 8/15/21	3,180,000	3,280,033
3.40%, 5/15/25	850,000	810,652
4.35%, 6/15/45	2,650,000	2,262,347
4.75%, 5/15/46	800,000	727,979
Bank of America Corp.:
1.95%, 5/12/18	6,250,000	6,248,919
2.60%, 1/15/19	800,000	808,712
2.65%, 4/1/19	1,500,000	1,517,770

2.25%, 4/21/20	850,000	834,530
4.125%, 1/22/24	3,900,000	3,996,989
4.00%, 4/1/24	400,000	407,030
4.20%, 8/26/24	1,550,000	1,546,268
3.95%, 4/21/25	6,000,000	5,779,140
4.25%, 10/22/26	3,170,000	3,105,342
Bank of America NA, 5.30%, 3/15/17	9,400,000	9,956,142
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,462,250
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	2,000,000	1,985,510
Capital One Bank:
2.25%, 2/13/19	1,000,000	994,273
3.375%, 2/15/23	4,000,000	3,885,524
CBS Corp., 3.50%, 1/15/25	2,100,000	2,009,217
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	981,983
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	569,884
CIT Group, Inc.:
4.25%, 8/15/17	1,000,000	1,015,000
5.25%, 3/15/18	6,875,000	7,107,031
Citigroup, Inc.:
2.50%, 9/26/18	5,200,000	5,258,562
3.75%, 6/16/24	1,000,000	1,005,925
3.875%, 3/26/25	4,400,000	4,214,782
3.30%, 4/27/25	800,000	769,286
4.40%, 6/10/25	1,600,000	1,594,037
5.90% to 2/15/23, floating rate thereafter to 12/29/49 (r)	860,000	847,100
Comcast Corp.:
3.375%, 8/15/25	3,450,000	3,404,484
4.60%, 8/15/45	1,350,000	1,338,412
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,833,215
Credit Acceptance Corp., 7.375%, 3/15/23 (e)	2,500,000	2,581,250
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,106,296
4.883%, 8/15/40 (e)	2,000,000	2,170,706
3.222%, 5/15/42 (e)	900,000	885,690
3.663%, 5/15/45 (e)	1,500,000	1,467,900
Cummins, Inc., 4.875%, 10/1/43	1,500,000	1,595,085
CVS Pass-Through Trust, 6.036%, 12/10/28	2,267,644	2,580,744
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,200,910
3.625%, 2/1/25	3,100,000	2,976,856
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,000,000	1,011,400
Digital Realty Trust LP, 3.95%, 7/1/22	3,000,000	2,993,778
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.95%, 1/15/25	4,000,000	3,921,656
6.375%, 3/1/41	1,800,000	1,936,251
Discover Bank, 8.70%, 11/18/19	948,000	1,153,073

Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,417,702
3.95%, 11/6/24	1,500,000	1,457,505
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,244,702
4.875%, 4/1/43	2,800,000	2,539,916
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	980,750
3.20%, 11/15/21	1,000,000	1,023,927
2.70%, 11/15/22	1,000,000	954,652
Dun & Bradstreet Corp., 3.25%, 12/1/17	800,000	813,541
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,361,679
4.15%, 11/2/42	500,000	461,274
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,235,385
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,505,000	9,142,875
EOG Resources, Inc., 3.15%, 4/1/25	1,250,000	1,219,515
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,418,140
Express Scripts Holding Co.:
4.75%, 11/15/21	2,200,000	2,387,233
3.90%, 2/15/22	800,000	821,495
FedEx Corp.:
3.20%, 2/1/25	1,000,000	974,055
4.10%, 2/1/45	1,000,000	898,234
Fiserv, Inc.:
2.70%, 6/1/20	1,250,000	1,247,601
3.85%, 6/1/25	2,250,000	2,253,312
Ford Motor Co., 4.75%, 1/15/43	850,000	824,162
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	1,850,000	1,893,240
4.25%, 2/3/17	2,000,000	2,078,756
2.145%, 1/9/18	650,000	652,676
2.597%, 11/4/19	1,500,000	1,489,053
2.459%, 3/27/20	2,000,000	1,965,474
3.219%, 1/9/22	2,500,000	2,471,965
Frontier Communications Corp., 6.875%, 1/15/25	1,300,000	1,087,125
Genworth Holdings, Inc., 4.80%, 2/15/24	2,535,000	2,211,788
Gilead Sciences, Inc., 3.70%, 4/1/24	1,200,000	1,226,203
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	980,138
4.20%, 3/18/43	1,000,000	973,825
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	8,225,000	9,145,213
2.60%, 4/23/20	3,500,000	3,482,462
3.50%, 1/23/25	5,100,000	4,945,949

3.75%, 5/22/25	2,000,000	1,973,684
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (e)	3,000,000	3,144,000
3.875%, 6/27/24 (e)	1,200,000	1,196,004
4.875%, 6/27/44 (e)	1,200,000	1,113,816
Hanesbrands, Inc., 6.375%, 12/15/20	2,843,000	2,970,935
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	2,000,000	2,090,000
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	1,979,952
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,957,924
4.20%, 4/1/43	2,000,000	1,922,706
Host Hotels & Resorts LP:
3.75%, 10/15/23	1,700,000	1,667,710
4.00%, 6/15/25	2,600,000	2,580,682
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	932,680
Ingredion, Inc., 1.80%, 9/25/17	2,000,000	1,998,994
Intel Corp., 4.80%, 10/1/41	1,500,000	1,504,710
International Finance Corp., 0.625%, 11/15/16	400,000	399,814
Jabil Circuit, Inc., 7.75%, 7/15/16	4,000,000	4,190,000
Johnson Controls, Inc., 3.625%, 7/2/24	600,000	601,066
JPMorgan Chase & Co.:
2.35%, 1/28/19	4,600,000	4,617,724
2.75%, 6/23/20	3,500,000	3,503,731
3.625%, 5/13/24	5,800,000	5,757,927
3.875%, 9/10/24	2,500,000	2,459,765
3.125%, 1/23/25	4,800,000	4,582,829
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	750,000	717,308
4.70%, 2/1/45	750,000	686,967
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	850,000	852,125
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,137,236
Lowe's Co.'s, Inc., 4.65%, 4/15/42	750,000	773,244
Masco Corp., 4.45%, 4/1/25	850,000	852,125
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	871,560
Medtronic, Inc., 4.625%, 3/15/45 (e)	1,250,000	1,265,436
Merck & Co., Inc.:
2.75%, 2/10/25	1,250,000	1,198,669
3.70%, 2/10/45	1,200,000	1,072,042
Methanex Corp.:
3.25%, 12/15/19	1,000,000	1,006,100
5.65%, 12/1/44	4,900,000	4,714,163
Microsoft Corp., 2.70%, 2/12/25	1,900,000	1,830,916
Morgan Stanley:
6.25%, 8/28/17	3,500,000	3,835,867
2.20%, 12/7/18	2,800,000	2,816,005
2.375%, 7/23/19	2,000,000	1,986,866

5.50%, 1/26/20	3,500,000	3,905,982
1.417%, 1/27/20 (r)	2,000,000	2,027,522
5.00%, 11/24/25	6,700,000	7,013,955
3.95%, 4/23/27	1,100,000	1,037,177
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	1,700,000	1,687,864
NBCUniversal Media LLC:
4.375%, 4/1/21	1,700,000	1,841,229
4.45%, 1/15/43	1,700,000	1,633,863
NIKE, Inc., 3.625%, 5/1/43	2,000,000	1,823,472
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (e)	2,000,000	2,051,318
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,154,901
2.40%, 10/26/22	2,750,000	2,668,452
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.375%, 2/1/22 (e)	2,000,000	1,938,686
4.25%, 1/17/23 (e)	3,000,000	3,040,233
Pentair Finance SA, 1.875%, 9/15/17	4,100,000	4,115,375
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	997,474
2.75%, 3/1/23	500,000	492,122
Perrigo Finance plc, 3.90%, 12/15/24	1,000,000	987,422
Pioneer Natural Resources Co., 5.875%, 7/15/16	3,200,000	3,344,221
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,849,648
3.80%, 7/25/23	1,000,000	1,024,456
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	953,641
ProLogis LP, 6.875%, 3/15/20	794,000	917,205
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,063,900
Prudential Financial, Inc.:
3.50%, 5/15/24	1,200,000	1,186,310
4.60%, 5/15/44	1,000,000	966,846
Regency Centers LP, 3.75%, 6/15/24	1,800,000	1,799,123
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	2,951,241
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,500,000	2,603,125
Rogers Communications, Inc.:
3.00%, 3/15/23	2,000,000	1,921,048
5.00%, 3/15/44	2,000,000	1,977,788
SBA Communications Corp., 4.875%, 7/15/22	1,100,000	1,071,125
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	4,184,578
Southwest Airlines Co., 2.75%, 11/6/19	1,100,000	1,116,061
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	6,273,000	6,351,411
Sprint Capital Corp., 6.90%, 5/1/19	1,025,000	1,045,500
Sprint Corp.:
7.25%, 9/15/21	500,000	487,500
7.625%, 2/15/25	1,500,000	1,413,750
State Street Corp., 3.10%, 5/15/23	1,500,000	1,469,514

SunTrust Banks, Inc., 2.35%, 11/1/18	1,200,000	1,207,609
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,054,480
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	4,050,000	4,110,750
The TJX Co.'s, Inc.:
2.75%, 6/15/21	2,000,000	2,023,886
2.50%, 5/15/23	2,000,000	1,915,286
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	815,160
5.30%, 2/1/44	500,000	528,462
Thomson Reuters Corp.:
3.85%, 9/29/24	500,000	496,854
5.65%, 11/23/43	500,000	530,342
Time Warner Cable, Inc., 4.00%, 9/1/21	1,725,000	1,770,947
Time Warner, Inc.:
4.05%, 12/15/23	1,000,000	1,025,418
3.60%, 7/15/25	1,000,000	972,681
5.375%, 10/15/41	2,650,000	2,718,346
5.35%, 12/15/43	1,000,000	1,024,607
4.85%, 7/15/45	1,000,000	970,120
Tyco Electronics Group SA:
2.35%, 8/1/19	500,000	498,712
3.50%, 2/3/22	1,000,000	1,012,402
3.45%, 8/1/24	500,000	500,128
US Bancorp, 2.95%, 7/15/22	1,200,000	1,181,144
Verizon Communications, Inc.:
3.50%, 11/1/24	4,300,000	4,182,434
4.862%, 8/21/46	10,000,000	9,359,160
Viacom, Inc.:
3.875%, 4/1/24	1,750,000	1,713,509
4.50%, 2/27/42	1,500,000	1,254,153
Virgin Australia Trust:
6.00%, 4/23/22 (e)	5,424,449	5,620,815
5.00%, 4/23/25 (e)	246,779	257,267
Vodafone Group plc, 4.375%, 2/19/43	1,200,000	1,033,144
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,396,683
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	2,000,000	1,958,756
Walgreens Co., 3.10%, 9/15/22	1,000,000	971,226
Wells Fargo & Co.:
4.48%, 1/16/24	1,000,000	1,052,741
4.10%, 6/3/26	2,000,000	2,008,430
3.90%, 5/1/45	1,990,000	1,790,906
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,112,262
3.70%, 5/1/25	1,700,000	1,688,661
5.15%, 3/1/43	1,000,000	1,024,793
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,812,510

Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,750,142

Total Corporate Bonds (Cost $451,972,309)		450,266,152

MUNICIPAL OBLIGATIONS - 2.8%
Commonwealth of Massachusetts GO Bonds, 5.456%, 12/1/39	750,000	893,692
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,379,424
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,337,468
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,427,513
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,509,130
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,150,294
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,247,469
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,255,250
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,047,455

Total Municipal Obligations (Cost $23,204,520)		24,247,695

FLOATING RATE LOANS(d)- 1.0%
Albertson's Holdings LLC:
5.00%, 8/25/19 (r)	1,481,250	1,485,159
5.50%, 8/25/21 (r)	1,496,250	1,502,711
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,853,796	1,852,626
Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	1,989,637	1,984,166
Michaels Stores, Inc., 4.00%, 1/28/20 (r)	2,089,474	2,091,795

Total Floating Rate Loans (Cost $8,848,029)		8,916,457

SOVEREIGN GOVERNMENT BONDS - 0.1%
Export Development Canada, 0.875%, 1/30/17	700,000	702,065
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	400,536

Total Sovereign Government Bonds (Cost $1,099,387)		1,102,601

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.8%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,850,000	2,854,532
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,064,724

Total U.S. Government Agencies and Instrumentalities (Cost $6,848,931)		6,919,256

U.S. TREASURY OBLIGATIONS - 7.0%
United States Treasury Bonds, 2.50%, 2/15/45	66,285,000	58,336,103
United States Treasury Notes, 2.125%, 5/15/25	855,000	839,503

Total U.S. Treasury Obligations (Cost $59,452,032)		59,175,606

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	3,087,392	3,040,970

Total High Social Impact Investments (Cost $3,087,392)		3,040,970

TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.088%, 7/1/15	3,224,113	3,224,113

Total Time Deposit (Cost $3,224,113)		3,224,113

EQUITY SECURITIES - 0.2%	SHARES
NII Holdings, Inc.*	88,599	1,439,734

Total Equity Securities (Cost $1,373,285)		1,439,734

COMMERCIAL PAPER - 1.2%
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	10,000,000	9,991,475

Total Commercial Paper (Cost $9,991,475)		9,991,475

TOTAL INVESTMENTS (Cost $852,411,272) - 100.0%		851,144,687
Other assets and liabilities, net - 0.0%		279,566
NET ASSETS - 100%		$851,424,253

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	65	9/15	$14,230,938	$34,413
5 Year U.S. Treasury Notes	68	9/15	8,109,531	17,410
Ultra U.S. Treasury Bonds	140	9/15	21,568,750	(199,736)
Total Purchased				($147,913)

Sold:
10 Year U.S. Treasury Notes	132	9/15	$16,654,688	$67,488

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 96.5%	SHARES	VALUE
Banks - 4.6%
SunTrust Banks, Inc.	1,148,220	$49,396,425
Wells Fargo & Co.	1,433,368	80,612,616
		130,009,041

Beverages - 3.8%
PepsiCo, Inc.	339,171	31,658,221
The Coca-Cola Co.	1,951,855	76,571,272
		108,229,493

Biotechnology - 5.4%
Biogen, Inc.*	179,203	72,387,260
Gilead Sciences, Inc.	687,376	80,477,982
		152,865,242

Chemicals - 2.7%
Ecolab, Inc.	437,777	49,499,445
Marrone Bio Innovations, Inc.*	255,843	506,569
Praxair, Inc.	208,448	24,919,959
		74,925,973

Communications Equipment - 2.0%
Juniper Networks, Inc.	929,653	24,143,088
QUALCOMM, Inc.	505,628	31,667,482
		55,810,570

Consumer Finance - 2.6%
American Express Co.	933,877	72,580,920

Diversified Financial Services - 2.4%
Intercontinental Exchange, Inc.	303,670	67,903,649

Electrical Equipment - 1.3%
Eaton Corp. plc	531,883	35,896,784

Energy Equipment & Services - 1.9%
Cameron International Corp.*	715,133	37,451,515
Core Laboratories NV	146,378	16,692,947
		54,144,462

Food & Staples Retailing - 7.8%
Costco Wholesale Corp.	403,633	54,514,673
CVS Health Corp.	1,285,381	134,810,759
Whole Foods Market, Inc.	756,247	29,826,382
		219,151,814

Food Products - 1.5%
The Hershey Co.	475,932	42,277,040

Health Care Providers & Services - 5.1%
CIGNA Corp.	373,277	60,470,874
Express Scripts Holding Co.*	919,282	81,760,941
		142,231,815

Hotels, Restaurants & Leisure - 3.3%
Starbucks Corp.	1,750,424	93,848,983

Industrial Conglomerates - 2.4%
Danaher Corp.	781,253	66,867,444

Insurance - 1.6%
Aon plc	451,818	45,037,218

Internet & Catalog Retail - 2.1%
The Priceline Group, Inc.*	50,764	58,448,147

Internet Software & Services - 5.5%
Facebook, Inc.*	446,229	38,270,830
Google, Inc., Class C*	222,843	115,992,010
		154,262,840

IT Services - 4.2%
Cognizant Technology Solutions Corp.*	450,859	27,542,976
Visa, Inc.	1,344,859	90,307,282
		117,850,258

Machinery - 0.9%
IDEX Corp.	314,148	24,685,750

Media - 6.6%
AMC Networks, Inc.*	604,854	49,507,300

Comcast Corp.	1,096,617	65,950,546
The Walt Disney Co.	606,598	69,237,096
		184,694,942

Multiline Retail - 1.0%
Nordstrom, Inc.	396,631	29,549,010

Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc.	989,883	86,664,257

Personal Products - 1.5%
The Estee Lauder Co.'s, Inc.	494,449	42,848,950

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	1,125,118	74,865,352
Novartis AG (ADR)	369,266	36,313,619
Perrigo Co. plc	217,127	40,131,583
		151,310,554

Road & Rail - 1.0%
Genesee & Wyoming, Inc.*	120,733	9,197,440
Kansas City Southern	223,651	20,396,971
		29,594,411

Semiconductors & Semiconductor Equipment - 3.3%
Linear Technology Corp.	1,017,650	45,010,660
Texas Instruments, Inc.	909,483	46,847,469
		91,858,129

Software - 1.3%
VMware, Inc.*	439,696	37,699,535

Specialty Retail - 4.6%
Lowe's Co.'s, Inc.	1,315,049	88,068,831
Ross Stores, Inc.	848,139	41,228,037
		129,296,868

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc. (t)	886,401	111,176,845
EMC Corp.	1,806,030	47,661,132
		158,837,977

Textiles, Apparel & Luxury Goods - 1.8%
Nike, Inc., Class B	463,364	50,052,579

Venture Capital - 0.2%

20/20 Gene Systems, Inc. (b)(i)*	73,397	74,865
Digital Directions International, Inc. (a)(b)(i)*	354,389	123,965
Excent Corp. (b)(i)*	600,745	224,913
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	1,415,932
Series D, Preferred (a)(b)(i)*	228,138	2,314,740
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	439,972
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18) (b)(i)*	625,721	—
Convertible Preferred, Series D (b)(i)*	477,597	83,288
Immunology Partners, Inc., Series C-1, Preferred (b)(i)*	2,542,915	18,395
Ivy Capital (Proprietary) Ltd. (b)(i)*	19	781,189
Napo Pharmaceuticals, Inc. (b)(i)*	294,196	97,085
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Preferred (b)(i)*	74,910	—
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	118,084
Series A-2, Preferred (b)(i)*	195,285	134,942
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	100,000
Sword Diagnostics, Series B, Preferred (b)(i)*	1,264,108	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		6,212,370

Total Equity Securities (Cost $1,792,175,859)		2,715,647,025

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$155,707	100,601
Africa Renewable Energy Fund (b)(i)*	128,625	85,277
Arborview Capital Partners (b)(i)*	530,137	330,369
Blackstone Clean Technology Partners (b)(i)*	446,830	163,038
China Environment Fund 2004 (b)(i)*	—	123,854
China Environment Fund III (b)(i)*	824,334	636,226
Coastal Ventures III (a)(b)(i)*	240,110	206,716
Core Innovations Capital I (b)(i)*	744,781	825,034
DBL Equity Fund - BAEF Il (b)(i)*	933,121	973,364
DBL Partners III LP (b)(i)*	80,000	67,401
First Analysis Private Equity Fund V (b)(i)*	483,629	450,852
Ignia Fund I (b)(i)*	983,203	871,283
Impact Ventures II (b)(i)*	698,535	547,214
LeapFrog Financial Inclusion Fund (b)(i)*	404,481	670,153

Mainstream Brazil Impact Investing Fund (b)(i)*	18,422	—
New Markets Education Partners (b)(i)*	615,632	620,415
New Markets Venture Partners II (b)(i)*	234,121	415,702
Owl Ventures LP (b)(i)*	135,000	198,994
Renewable Energy Asia Fund (b)(i)*	1,747,526	1,919,752
SEAF India International Growth Fund (b)(i)*	238,135	83,614
SJF Ventures II, Preferred (b)(i)*	162,281	737,322
SJF Ventures III (b)(i)*	496,630	512,999
Westly Capital Partners Fund II (b)(i)*	663,433	554,487

Total Venture Capital Limited Partnership Interest (Cost $10,964,672)		11,094,667

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%	PRINCIPAL AMOUNT
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	$250,000	213,966
New Day Farms, Inc., Participation Interest Note, 9.00%, 12/31/15 (a)(b)(i)(v)(w)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/15 (b)(i)(w)	100,000	33,333
Convertible Note II, 5.00%, 12/31/15 (b)(i)(w)	200,000	66,667
Orteq Bioengineering Ltd., Note, Zero Coupon, 7/31/17 (b)(i)	131,225	—
Quantum Intech, 14.00%, 3/31/19 (b)(i)	80,865	60,649
SEAF Global SME Facility:
9.00%, 9/6/15 (b)(i)(w)	1,500,000	1,350,000
9.00%, 11/5/15 (b)(i)(w)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	143,427
9.00%, 7/13/16 (b)(i)	650,000	650,000

Total Venture Capital Debt Obligations (Cost $4,838,711)		2,968,042

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	10,833,877	10,670,978

Total High Social Impact Investments (Cost $10,833,877)		10,670,978

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.088%, 7/1/15	65,003,357	65,003,357

Total Time Deposit (Cost $65,003,357)		65,003,357

TOTAL INVESTMENTS (Cost $1,883,816,476) - 99.7%		2,805,384,069
Other assets and liabilities, net - 0.3%		7,809,075
NET ASSETS - 100%		$2,813,193,144

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(i) Restricted securities represent 1.1% of the net assets of the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for both principal and interest.

(w) This security is not accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	$166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 1/27/15	155,707
Africa Renewable Energy Fund LP	4/17/14 - 6/1/15	128,625
Arborview Capital Partners LP	11/13/12 - 3/30/15	530,137
Blackstone Clean Technology Partners LP	7/29/10 - 6/25/15	446,830
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	824,334
Coastal Ventures III LP	7/30/12 - 2/25/15	240,110
Core Innovations Capital I LP	1/6/11 - 6/10/15	744,781
DBL Equity Fund - BAEF Il LP	3/30/11 - 4/7/15	933,121
DBL Partners III LP LP	1/16/15 - 4/22/15	80,000
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 6/18/15	483,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000

Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:
Convertible Preferred, Series D	4/29/15	83,288
Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 6/16/15	983,203
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 1/27/15	698,535
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10 - 1/22/15	404,481
Mainstream Brazil Impact Investing Fund LP	12/12/14 - 3/25/15	18,422
Napo Pharmaceuticals, Inc., Common Stock	2/21/07 - 9/23/09	419,720
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 12/31/15	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 6/3/15	615,632
New Markets Venture Partners II LP	7/21/08 - 1/27/15	234,121
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/15	12/21/12	100,000
Convertible Note II, 5.00%, 12/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Preferred	7/19/07	998,102
Note, 0.00%, 7/31/17	7/22/13	201,621
Owl Ventures LP LP	7/10/14 - 1/29/15	135,000
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 3/31/19	10/5/10 - 9/30/11	80,865
Renewable Energy Asia Fund LP	9/29/10 - 5/22/15	1,747,526
SEAF Global SME Facility:
9.00%, 9/6/15	6/28/13	1,500,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	238,135
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06 - 11/20/12	162,281
SJF Ventures III LP	2/6/12 - 3/13/15	496,630
Sword Diagnostics, Series B, Preferred	12/26/06 - 11/9/10	432,473
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 5/5/15	663,433

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

EQUITY SECURITIES - 96.4%	SHARES	VALUE
Air Freight & Logistics - 5.1%
FedEx Corp.	47,433	$8,082,583
United Parcel Service, Inc., Class B	22,157	2,147,235
		10,229,818

Automobiles - 3.0%
Toyota Motor Corp. (ADR)	45,545	6,091,644

Banks - 5.0%
Wells Fargo & Co.	180,221	10,135,629

Biotechnology - 2.5%
Amgen, Inc.	32,689	5,018,415

Communications Equipment - 3.0%
Cisco Systems, Inc.	220,800	6,063,168

Consumer Finance - 3.8%
Capital One Financial Corp.	88,444	7,780,419

Diversified Financial Services - 0.9%
Moody's Corp.	17,071	1,842,985

Diversified Telecommunication Services - 0.6%
BT Group plc (ADR)	16,296	1,155,223

Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	81,336	3,926,902

Food & Staples Retailing - 2.5%
CVS Health Corp.	47,924	5,026,269

Health Care Equipment & Supplies - 9.2%
Becton Dickinson and Co.	23,963	3,394,359
Medtronic plc	114,535	8,487,043
St. Jude Medical, Inc.	92,524	6,760,729
		18,642,131

Health Care Providers & Services - 4.3%

McKesson Corp.	38,238	8,596,285

Household Products - 2.5%
Kimberly-Clark Corp.	47,310	5,013,441

Industrial Conglomerates - 2.3%
Danaher Corp.	54,135	4,633,415

Insurance - 6.3%
Allianz SE (ADR)	69,134	1,083,330
American Financial Group, Inc.	119,686	7,784,377
Prudential Financial, Inc.	5,761	504,203
The Travelers Co.'s, Inc.	34,825	3,366,184
		12,738,094

IT Services - 7.1%
DST Systems, Inc.	53,758	6,772,433
Western Union Co.	372,023	7,563,227
		14,335,660

Machinery - 5.9%
Cummins, Inc.	34,653	4,546,127
Deere & Co.	51,069	4,956,247
Dover Corp.	33,750	2,368,575
		11,870,949

Media - 13.1%
DIRECTV*	88,224	8,186,305
Omnicom Group, Inc.	71,359	4,958,737
Time Warner Cable, Inc.	32,696	5,825,446
Time Warner, Inc.	59,278	5,181,490
Viacom, Inc., Class B	34,898	2,255,807
		26,407,785

Oil, Gas & Consumable Fuels - 1.2%
Denbury Resources, Inc.	383,468	2,438,856

Personal Products - 3.2%
Unilever NV, NY Shares	152,775	6,392,106

Pharmaceuticals - 6.5%
Johnson & Johnson	95,656	9,322,634
Roche Holding AG (ADR)	108,700	3,812,109
		13,134,743

Technology Hardware, Storage & Peripherals - 6.5%

Apple, Inc.	104,774	13,141,279

Total Equity Securities (Cost $166,747,936)		194,615,216

TIME DEPOSIT - 6.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$13,406,414	13,406,414

Total Time Deposit (Cost $13,406,414)		13,406,414

TOTAL INVESTMENTS (Cost $180,154,350) - 103.0%		208,021,630
Other assets and liabilities, net - (3.0%)		(5,990,036)
NET ASSETS - 100%		$202,031,594

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core. Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class C, Class I, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$12,875,482	1.8%
Bond	$3,040,970	0.4%
Equity	$30,946,057	1.1%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2015, based on the inputs used to value them:

Balanced
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$444,555,384	—	—	$444,555,384**
Venture capital	18,400	—	$8,618,402	8,636,802
Asset-backed securities	—	$49,012,611	—	49,012,611
Collateralized mortgage-backed obligations	—	4,986,243	—	4,986,243
Commercial mortgage-backed securities	—	13,519,817	—	13,519,817
Corporate bonds	—	134,482,377	—	134,482,377
Floating rate loan		2,652,019		2,652,019
US government agencies and instrumentalities		901,431		901,431
Municipal obligations	—	4,597,030	—	4,597,030
High social impact investments		4,257,080		4,257,080
US treasury obligations	—	15,763,654	—	15,763,654
Sovereign government bonds		275,650		275,650
Time deposit		31,771,418		31,771,418
Commercial paper	—	2,497,869	—	2,497,869
TOTAL	$444,573,784	$264,717,199	$8,618,402	$717,909,385

Other financial instruments***	($174,250)	—	—	($174,250)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Exclusive of $6,125,331 venture capital equity shown in the venture capital heading.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Total
Balance as of 9/30/2014	$9,512,245	$9,512,245
Accrued discounts/premiums	—	—
Realized gain (loss)	1,309,607	1,309,607
Change in unrealized appreciation (depreciation)	(1,462,163)	(1,462,163)
Purchases	—	—
Sales	(741,287)	(741,287)
Transfers in and/ or out of Level 3[1]	—	—
Balance as of 6/30/2015	$8,618,402	$8,618,402

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended June 30, 2015, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was ($1,462,163).

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	—	—	$0**	—
Asset-backed securities	—	$208,793,683	—	$208,793,683
Collateralized mortgage-backed obligations	—	18,968,290	—	18,968,290
Commercial mortgage-backed securities	—	55,058,655	—	55,058,655
Corporate bonds	—	450,266,152	—	450,266,152
Municipal obligations	—	24,247,695	—	24,247,695
Floating rate loans	—	8,916,457	—	8,916,457
Sovereign government bonds	—	1,102,601	—	1,102,601
US government agencies and instrumentalities	—	6,919,256	—	6,919,256
US Treasury obligations	—	59,175,606	—	59,175,606
High social impact investments	—	3,040,970	—	3,040,970
Time deposit	—	3,224,113	—	3,224,113
Equity securities	—	1,439,734	—	1,439,734
Commercial paper	—	9,991,475	—	9,991,475
TOTAL	—	$851,144,687	$0**	$851,144,687

Other financial instruments**	($80,425)	—	—	($80,425)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities were valued at $0 and represent 0.0 % of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,709,434,655	-	-	$2,709,434,655 **
Venture capital	-	-	$20,275,079	20,275,079
High social impact investments	-	$10,670,978	-	10,670,978
Time deposit	-	65,003,357	-	65,003,357
TOTAL	$2,709,434,655	$75,674,335	$20,275,079***	$2,805,384,069

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Exclusive of $6,129,082 venture capital equity shown in the venture capital heading.
*** Level 3 securities represent 0.8 % of net assets.

There were no transfers between levels during the period.

Large Cap Core	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$194,615,216	-	-	$194,615,216
Time deposit	-	$13,406,414	-	13,406,414
TOTAL	$194,615,216	$13,406,414	-	$208,021,630

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge or, in the case of Balanced, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio or to provide market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures (in the case of Balanced). The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Balanced and Bond used U.S. Treasury Notes and Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended June 30, 2015, Balanced invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a ted average of 63 contracts and $613,982 weighted average notional value.

During the period ended June 30, 2015, Bond invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 357 contracts and $10,856,416 weighted average notional value.

Options: The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio, on broad-based securities indexes, or certain ETFs.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Unrealized gain (loss) is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reporting amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Prior to February 2, 2015, the Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Balanced	Bond
Federal income tax cost of investments	$670,021,533	$852,626,635
Unrealized appreciation	$71,858,933	$9,021,366
Unrealized depreciation	(23,971,082)	(10,503,314)
Net unrealized appreciation/ (depreciation)	$47,887,851	$(1,481,948)

	Equity	Large Cap Core
Federal income tax cost of investments	$1,885,505,179	$180,158,283
Unrealized appreciation	$960,664,732	$35,405,743
Unrealized depreciation	(40,785,843)	(7,542,396)
Net unrealized appreciation/ (depreciation)	$919,878,889	$27,863,347

Capital Loss Carryforwards

Expiration Date	Equity
30-Sep-17	($62,878,773)

No Expiration Date	Bond
Long-term	($9,961,029)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of June 30, 2015 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	$-	$33,568
Kickboard, Inc.	385,329	418,896
TOTAL	$385,329	$483,679

Affiliated companies of the Equity Portfolio as of June 30, 2015 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$240,110	$206,716
Digital Directions International, Inc.	683,778	123,965
Global Resource Options, Inc.	3,200,178	3,730,672
New Day Farms, Inc.	506,225	-
Shangri La Farms, Ltd.	200,000	100,000
TOTAL	$4,830,291	$4,616,353

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $60,000 and $5,970,409 for the Balanced and Equity Portfolios, respectively, at June 30, 2015.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

MUTUAL FUNDS - 96.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	410,905	$6,200,562
Calvert Small Cap Fund, Class I	307,013	7,684,533
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	252,636	4,989,553
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	4,662,176	73,755,626
Calvert Equity Portfolio, Class I	190,634	10,507,732
Calvert Large Cap Core Portfolio, Class I	566,837	13,723,121
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	144,013	5,977,994
Calvert Emerging Markets Equity Fund, Class I	198,933	2,600,048
Calvert International Equity Fund, Class I	333,709	6,066,831
Calvert International Opportunities Fund, Class I	212,018	3,335,049

Total Mutual Funds (Cost $130,419,060)		134,841,049

EXCHANGE-TRADED PRODUCTS - 1.3%
SPDR Barclays High Yield Bond ETF	36,219	1,391,896
WisdomTree Europe Hedged Equity Fund	7,473	460,262

Total Exchange-Traded Products (Cost $1,850,545)		1,852,158

TIME DEPOSIT - 3.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$4,290,532	4,290,532

Total Time Deposit (Cost $4,290,532)		4,290,532

TOTAL INVESTMENTS (Cost $136,560,137) - 101.2%		140,983,739
Other assets and liabilities, net - (1.2%)		(1,653,216)
NET ASSETS - 100%		$139,330,523

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini MSCI EAFE Index	9	9/15	$825,300	($23,342)

Sold:
E-Mini MSCI Emerging Markets Index	(26)	9/15	($1,247,220)	$17,278
E-Mini Russell 2000 Index	(13)	9/15	(1,625,520)	37,562
E-Mini S&P 500 Index	(18)	9/15	(1,848,960)	53,825
Total Sold				$108,665

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 52% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

Abbreviations:
ETF: Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

MUTUAL FUNDS - 98.2%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	339,415	$5,121,768
Calvert Small Cap Fund, Class I	856,576	21,440,096
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	340,794	6,730,680
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	3,663,347	57,954,145
Calvert Equity Portfolio, Class I	727,731	40,112,539
Calvert Large Cap Core Portfolio, Class I	1,894,759	45,872,120
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	317,708	13,188,077
Calvert Emerging Markets Equity Fund, Class I	658,548	8,607,218
Calvert International Equity Fund, Class I	1,081,552	19,662,624
Calvert International Opportunities Fund, Class I	790,498	12,434,531

Total Mutual Funds (Cost $201,540,182)		231,123,798

EXCHANGE-TRADED PRODUCTS - 1.1%
SPDR Barclays High Yield Bond ETF	30,692	1,179,493
WisdomTree Europe Hedged Equity Fund	21,823	1,344,079

Total Exchange-Traded Products (Cost $2,522,719)		2,523,572

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$4,181,401	4,181,401

Total Time Deposit (Cost $4,181,401)		4,181,401

TOTAL INVESTMENTS (Cost $208,244,302) - 101.1%		237,828,771
Other assets and liabilities, net - (1.1%)		(2,474,303)
NET ASSETS - 100%		$235,354,468

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	34	9/15	$3,492,480	($102,245)
E-Mini MSCI EAFE Index	49	9/15	4,493,300	(127,084)
Total Purchased				($229,329)

Sold:
E-Mini MSCI Emerging Markets Index	(67)	9/15	($3,213,990)	$44,524
E-Mini Russell 2000 Index	(29)	9/15	(3,626,160)	83,787
Total Sold				$128,311

Abbreviations:
ETF: Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

MUTUAL FUNDS - 98.3%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	93,309	$1,408,036
Calvert Small Cap Fund, Class I	470,372	11,773,413
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	204,242	4,033,774
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	317,088	5,016,338
Calvert Equity Portfolio, Class I	469,458	25,876,517
Calvert Large Cap Core Portfolio, Class I	1,203,880	29,145,929
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	186,578	7,744,843
Calvert Emerging Markets Equity Fund, Class I	402,228	5,257,119
Calvert International Equity Fund, Class I	746,497	13,571,322
Calvert International Opportunities Fund, Class I	666,077	10,477,393

Total Mutual Funds (Cost $96,218,657)		114,304,684

EXCHANGE-TRADED PRODUCTS - 0.9%
WisdomTree Europe Hedged Equity Fund	17,064	1,050,972

Total Exchange-Traded Products (Cost $1,051,538)		1,050,972

TIME DEPOSIT - 1.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 7/1/15	$1,911,806	1,911,806

Total Time Deposit (Cost $1,911,806)		1,911,806

TOTAL INVESTMENTS (Cost $99,182,001) - 100.8%		117,267,462
Other assets and liabilities, net - (0.8%)		(895,544)
NET ASSETS - 100%		$116,371,918

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index	15	9/15	$1,540,800	($45,108)
E-Mini MSCI EAFE Index	15	9/15	1,375,500	(38,903)
Total Purchased				($84,011)

Sold:
E-Mini MSCI Emerging Markets Index	(31)	9/15	($1,487,070)	$20,601
E-Mini Russell 2000 Index	(11)	9/15	(1,375,440)	31,783
Total Sold				$52,384

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
At June 30, 2015, no securities were fair valued in good faith under the direction of the Board.
The following tables summarize the market value of the Fund’s holdings as of June 30, 2015, based on the inputs used to value them:

Conservative	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$134,841,049	—	—	$134,841,049
Exchange-traded products	1,852,158	—	—	1,852,158
Time deposit	—	$4,290,532	—	4,290,532
TOTAL	$136,693,207	$4,290,532	—	$140,983,739

Other financial instruments**	$85,323	—	—	$85,323

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$231,123,798	—	—	$231,123,798
Exchange-traded products	2,523,572	—	—	2,523,572
Time deposit	—	$4,181,401	—	4,181,401
TOTAL	$233,647,370	$4,181,401	—	$237,828,771

Other financial instruments**	($101,018)	—	—	($101,018)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Aggressive	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$114,304,684	—	—	$114,304,684
Exchange-traded products	1,050,972	—	—	1,050,972
Time deposit	—	$1,911,806	—	1,911,806
TOTAL	$115,355,656	$1,911,806	—	$117,267,462

Other financial instruments**	($31,627)	—	—	($31,627)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
There were no transfers between levels during the period.

Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, the Funds used market index futures contracts as a substitute for direct investment in particular asset classes to implement tactical asset allocation decisions. The Funds’ futures contracts at period end are presented in the Schedules of Investments.
During the nine month period ended June 30, 2015, Conservative invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 18 contracts and $1,080,987 weighted average notional value.

During the nine month period ended June 30, 2015, Moderate invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 12 contracts and $570,849 weighted average notional value.
During the nine month period ended June 30, 2015, Aggressive invested in E-Mini MSCI EAFE Index, E-Mini MSCI Emerging Markets Index, E-Mini Russell 2000 Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 6 contracts and $137,247 weighted average notional value.
Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds and exchange-traded products, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: Prior to February 2, 2015, the Funds charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B – TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$137,073,245	$215,354,501	$104,663,141
Unrealized appreciation	$4,797,159	$23,300,972	$14,051,213
Unrealized depreciation	(886,665)	(826,702)	(1,446,892)
Net unrealized appreciation/ (depreciation)	$3,910,494	$22,474,270	$12,604,321

The Funds did not have capital loss carryforwards as of September 30, 2014, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 27, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    August 27, 2015